Income Taxes (details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Taxes disclosure
Current income tax expense (benefit) included in consolidated statement of income, federal									$ 1,059	$ 406	$ (176)
Current income tax expense (benefit) included in consolidated statement of income, foreign									30	45	34
Current income tax expense (benefit) included in consolidated statement of income, state									6	3	3
Total current tax expense (benefit)									1,095	454	(139)
Deferred income tax expense (benefit) included in consolidated statement of income, federal									167	223	63
Deferred income tax expense (benefit) included in consolidated statement of income, foreign									10	16	2
Total deferred tax expense									177	239	65
Total income tax expense (benefit) included in consolidated statement of income	383	313	252	324	7	306	109	271	1,272	693	(74)
Expense (benefit) relating to stock-based compensation, and the expense (benefit) related to the changes in unrealized gain on investments, unrealized loss on foreign exchange and other comprehensive income									(822)	57	399
Total income tax expense included in consolidated financial statements									450	750	325
U.S. income before income taxes									4,804	2,955	1,175
Foreign income before income taxes									141	211	177
Income before income taxes	1,371	1,177	1,177	1,220	311	1,170	608	1,077	4,945	3,166	1,352
Statutory tax rate (percent)									35.00%	35.00%	35.00%
Expected federal income tax expense									1,731	1,108	473
Tax effect of nontaxable investment income									(409)	(427)	(449)
Tax effect of resolution of prior year tax matters									(63)		(104)
Tax effect of other, net									13	12	6
Effective tax rate (percent)									26.00%	22.00%	(5.00%)
Income taxes paid									1,057	188	218
Current income tax payable	85				102				85	102
Deferred tax assets, claims and claim adjustment expense reserves	825				888				825	888
Deferred tax assets, unearned premium reserves	693				689				693	689
Deferred tax assets, other	621				741				621	741
Total gross deferred tax assets	2,139				2,318				2,139	2,318
Deferred tax liabilities, deferred acquisition costs	554				590				554	590
Deferred tax liabilities, investments	931				1,800				931	1,800
Deferred tax liabilities, internally-developed software	138				134				138	134
Deferred tax liabilities, other	213				132				213	132
Total gross deferred tax liabilities	1,836				2,656				1,836	2,656
Total deferred tax asset	303								303
Total deferred tax liability					(338)					(338)
Amount of the Company's foreign operations' undistributed earnings for which U.S. income taxes have not been recognized	$ 714								$ 714